Common Shareholders' Equity (Details)	12 Months Ended
Dec. 31, 2016 shares
Share repurchases
Common share repurchase authorization	In November 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. In December 2016, the U.S. Cellular Board amended this authorization to provide that such amount will be any amount from zero to 1,300,000 beginning on January 1, 2017, as determined by the U.S. Cellular Pricing Committee, and that if the Pricing Committee did not specify an amount for any year, such amount would be zero for such year. The Pricing Committee did not specify any increase as of January 1, 2017. The Pricing Committee was also authorized to decrease the cumulative amount of the authorization at any time, but has not taken any action to do so at this time. As a result, there was no change to the cumulative amount of the share repurchase authorization as of January 1, 2017. As of December 31, 2016, the total cumulative amount of Common Shares authorized to be purchased is 5,900,849. The authorization provides that share repurchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions. This authorization does not have an expiration date.
Series A Common Shares
Common shareholders' equity, other disclosures
Voting rights for number of board of directors	75%
Common Shares
Common shareholders' equity, other disclosures
Voting rights for number of board of directors	25%
Common Shares | 401(k)
Common shareholders' equity, other disclosures
Shares reserved	67,215
Common Shares | Treasury shares
Common shareholders' equity, other disclosures
Shares reissued	1,000,000
Share repurchases
Repurchase expiration	This authorization does not have an expiration date.
Repurchase authorization, cumulative shares authorized	5,900,849
Common Shares | Treasury shares | Maximum
Share repurchases
Repurchase authorization, additional number of shares per year	1,300,000